Lanham & Lanham, LLC
A Professional Law Firm

28652 Oso Parkway	Telephone: (949) 858-6773
Suite D	Facsimile: (949) 858-6774
Rancho Santa Margarita, California 92688

April 16, 2012

Securities and Exchange Commission
Division of Corporate Finance
Washington, D.C. 20549
Attn: Bryan J. Pitko

RE:      Caribbean Pacific Marketing, Inc.
File No. 333-180008 (Form S-1/A)

Dear Mr. Pitko:

The attached Amendment No. 1 to the above-referenced filing has been filed on EDGAR in response to your comments by the letter dated April 4, 2012.

With respect to the comments related to the Form S-1, please note the following amendments to that Registration, keyed to the numerated comments of your letter.

2.	The requested disclosure has been added to the cover page of the Prospectus.

3.	The corrections have been made throughout the Amendment.

4.	The requested information has been added.

5.	The “Dilution” risk factor has been added.

6.	The requested risk factor has been added.

7.	We have removed the term “services” throughout the amendment.

8.	We have itemized the payments to the accountant/comptroller and the marketing consultants.

9.	We have revised and combined the two risk factors.

10.	Each of the Officers have committed 20 hours per week to the Registrant. Mr. Hagan is not actively engaged in other businesses, and Mr. McDonnell is a business consultant with other clients.

11-12.
The risk factor has been amended.  The Registrant retained Mr. Colm King as an accounting/comptroller consultant to prepare the initial financial statements, and to continue providing these services through the 2012 fiscal year.

13.	The risk factor has been amended.

14.	The dilution table has been corrected in the Amendment.

15.	We have clarified this disclosure to state that the Registrant has no creditors or pending or threatened legal action.

16.	This correction has been made.

17.
The Auditor’s Report provided to management contained a going concern qualification, which was the basis for the disclosures made.  During the Edgarization process that paragraph of the Auditor’s Report was inadvertently removed.  The correct, and updated, Auditor’s Report is filed with this Amendment.

18.	We have removed this language, and have provided an updated Plan of Operation in this Amendment.

19.	We have revised this disclosure to clearly indicate that no debt or equity financing will be entered into prior to the completion of this offering.

20.
We have revised the disclosure with respect to the Registrant’s products and intended trade names.  There are no legal, business or financial connections or obligations among the Registrant, Suncoast Nutriceuticals, and Patient Portal, nor have there been any related-party transactions.  The products which will be marketed by the Registrant contain formulations prepared by a contract manufacturer, Absolute Blenders, Inc., which is not affiliated with any of these parties.

21.	We have clarified our disclosure with respect to the formulations.

22.	We have clarified our disclosure to state that the Registrant does not own any trademarks or formulations.

23.	We have added this additional information.

24.	We have amended this disclosure. Absolute Packaging is a subsidiary of Absolute Natural Blenders. Neither company is affiliated with the Registrant.

25.	We have amended this disclosure.

26.	We have amended this disclosure.

27.	There are no formal agreements with Absolute Natural Blenders. The Registrant has obtained cost estimates for its intended products but we do not believe that this information needs to be disclosed.

28-30.	We have revised the Officers’ biographies to provide additional information.

31.	This correction has been made,

32.	The language has been corrected to use the proper term “audited”.

33.	The signature page on this Amendment has been corrected.

34.	The legal opinion and consent submitted as an Exhibit to this Amendment contains the requested information.

Thank you for your consideration.

Very truly yours,

/s/ Randall Lanham

RANDALL LANHAM, ESQ.
Lanham & Lanham, LLC